Accounts Payable and Accrued Liabilities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 744,191	$ 744,191
Accrued expenses	487,983	135,163
Directors fees payable	128,448	51,330
Unpaid IPO cost	$ 297,437